Average Annual Total Returns{- Fidelity® International Sustainability Index Fund} - 10.31 Fidelity Sustainability Index Funds Combo PRO-08 - Fidelity® International Sustainability Index Fund	Fidelity International Sustainability Index Fund Return Before Taxes Past 1 year	Fidelity International Sustainability Index Fund Return Before Taxes Since Inception		Fidelity International Sustainability Index Fund After Taxes on Distributions Past 1 year	Fidelity International Sustainability Index Fund After Taxes on Distributions Since Inception		Fidelity International Sustainability Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Sustainability Index Fund After Taxes on Distributions and Sales Since Inception		IXZFG Past 1 year	IXZFG Since Inception
Total	12.98%	8.37%	[1]	12.78%	8.00%	[1]	8.01%	6.57%	[1]	13.81%	9.34%	[1]

[1]	(a)From May 9, 2017